STAGECOACH FUNDS, INC.

                        Supplement dated October 20, 1997
                   to the Statement of Additional Information
                             dated February 1, 1997
                   describing the Service Class shares of the
                          Prime Money Market Mutual and
                       Treasury Money Market Mutual Funds


         On September 8, 1997 the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved a new transfer agency fee structure for the Service Class shares of the Funds. Specifically, the Agency Agreement on behalf of the Funds with Wells Fargo Bank, N.A. has been amended to increase the transfer agency fee for the Service Class shares of the Funds to 0.10%. All references to this fee in the statement of additional information for the Service Class shares shall be amended to reflect this change.





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                             STAGECOACH FUNDS, INC.

                        Supplement dated October 20, 1997
            to the Prospectus and Statement of Additional Information
                             dated February 1, 1997
                        describing Class E shares of the
                        Treasury Money Market Mutual Fund

         On September 8, 1997 the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved new transfer agency and shareholder servicing fee structures for Class E shares of the above-referenced Fund (the "Fund"). Specifically, the Agency Agreement on behalf of the Fund with Wells Fargo Bank, N.A. has been amended to increase the transfer agency fee for the Class E shares of the Fund to 0.10%. The Shareholder Servicing Agreement on behalf of the Fund with Wells Fargo Bank, N.A. has been amended to increase the shareholder servicing fee for Class E shares of the Fund to 0.30%. All references to such fees in the Prospectus and statement of additional information for the Class E shares shall be amended to reflect these changes.



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                             STAGECOACH FUNDS, INC.

                        Supplement dated October 20, 1997
          to the Prospectuses and Statements of Additional Information
                             dated February 1, 1997
                        describing Class A shares of the
                          Prime Money Market Mutual and
                       Treasury Money Market Mutual Funds

         On September 8, 1997 the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved a new shareholder servicing fee structure for Class A shares of the above-referenced Funds (the "Funds"). Specifically, the Shareholder Servicing Agreement on behalf of the Funds with Wells Fargo Bank, N.A. has been amended to increase the shareholder servicing fee for the Class A shares to 0.30%. All references to this fee in the Prospectuses and SAIs for the Class A shares of the Funds shall be amended to reflect this change.




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                             STAGECOACH FUNDS, INC.

                        Supplement dated October 20, 1997
                    to the Prospectus dated February 1, 1997
                  describing Institutional Class shares of the
                          Prime Money Market Mutual and
                       Treasury Money Market Mutual Funds


Add the following sentence at the end of the fourth paragraph of the outside cover page of the Prospectus:

         The SAI and other information is available on the SEC's Web site (http://www.sec.gov).


Insert the following paragraph immediately after the fourth sentence of the paragraph under the Prospectus section entitled "PROSPECTUS SUMMARY -- Q. How Do I Invest?":

         In addition, customers may invest in Institutional Class shares of the Prime Money Market Mutual Fund through an Online Money Market Account with Wells Fargo Bank. Certain of the features described in this Prospectus are not available to investors purchasing shares through such an Account.


Insert the following paragraph immediately after the first paragraph under the Prospectus section entitled "INVESTING IN THE FUNDS -- Purchase of Institutional Class Shares":

         Customers of Wells Fargo Bank also may invest in the Institutional Class shares of the Prime Money Market Mutual Fund through an Online Money Market Account (an "Account") established with the Bank. Investments through an Account are governed by the terms and conditions of the Account, which are set forth in a separate Disclosure Statement provided by Wells Fargo Bank to each Accountholder. In light of the automated sweep and custodial account structure of investments through an Account, certain of the features described in this Prospectus are not available to investors purchasing shares through an Account. Specifically, shares of a Fund purchased through an Account may be redeemed only through the Account, and the dividend and distribution options and exchange privileges described in this Prospectus are not available with respect to shares purchased through an Account. Potential Accountholders should refer to the Disclosure Statement for more information regarding the Account, including information about fees and expenses.